Property and Equipment - Pay TV Satellites (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Depreciation and amortization	$ 228,963	$ 237,248	$ 441,217	$ 461,143	$ 907,687	$ 956,101	$ 905,987
FCC authorizations	$ 635,794		$ 635,794		$ 635,794	$ 635,794
EchoStar XV
Property and Equipment
Depreciable life of assets			15 years		15 years
EchoStar XVIII
Property and Equipment
Depreciable life of assets			15 years		15 years
EchoStar XVI
Property and Equipment
Option to renew the lease for an additional period			5 years		6 years
Another option to renew the lease if renewal option exercised			5 years		5 years